Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as reported in the consolidated statement of cash flows are presented separately on the consolidated balance sheet as follows:

	As of December 31,2019		As of December 31,2020
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	772,435	772,435	4,428,120	4,428,120
US$	167,732	1,168,754	3,793,451	24,781,268
HKD	6,418	5,742	—	—

Total		1,946,931		29,209,388

Summary of Accounts Receivable, Allowance for Credit Loss	The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets and finance lease receivables for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Balance as of December 31, 2019	4,645
Adoption of ASC Topic 326	2,074

Balance as of January 1, 2020	6,719
Current period provision	10,039
Write-offs	(4,251)

Balance as of December 31, 2020	12,507

Summary of Useful Lives of Property Plant and Equipment

Estimated useful lives
Buildings	20 years
Machinery and equipment	5 to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years

Summary of Finite Lived Intangible Assets Useful Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months